Transactions with related parties - Summary of Transactions were Carried Out with Related Parties (Detail) - BRL (R$) R$ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Sales of services			R$ 11	R$ 11
Purchases of goods and services			(18,684)	(10,480)
Vitta Group
Disclosure of transactions between related parties [line items]
Payments to related parties in business combination	R$ 1,436
Associates (legal and administration services)
Disclosure of transactions between related parties [line items]
Sales of services			11	11
Entity controlled management personnel
Disclosure of transactions between related parties [line items]
Purchases of goods and services			(16,652)	(10,029)
Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods and services			(2,032)	R$ (451)
Associate (transaction services) | Officers and Directors
Disclosure of transactions between related parties [line items]
Purchases of goods and services			R$ (33)
Zurich Consultoria e Particpiacoes Ltda | Aircraft
Disclosure of transactions between related parties [line items]
Purchases of goods and services		R$ (15,974)